Mortgage Servicing Rights (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in fair value of capitalized MSRs
Balance at beginning of period	$ 1,837	$ 1,749	$ 1,194
Rights purchased	35	65	101
Rights Capitalized	619	639	848
Changes in fair value of MSRs
Due to change in valuation assumptions	(586)	(249)	(15)
Other changes in fair value	(386)	(367)	(379)
Balance at end of period	1,519	1,837	1,749
Up Scenario [Member]
Sensitivity to the changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments
Net fair value 50 basis points	6	1
Net fair value 25 basis points	0	5
Down Scenario [Member]
Sensitivity to the changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments
Net fair value 50 basis points	21	6
Net fair value 25 basis points	$ 6	$ (5)